Schedule of income tax expense (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expenses	$ 76,171	$ 98,158
Deferred income tax expenses
Total income tax expenses	$ 76,171	$ 98,158